Expense Example {- Fidelity® GNMA Fund} - 07.31 Fidelity GNMA Fund PRO-08 - Fidelity® GNMA Fund - Fidelity GNMA Fund-Default	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567